Investment Objectives and Goals - NORTHEAST INVESTORS TRUST	Feb. 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]

Northeast Investors Trust is a no load high yield bond fund whose primary objective is the production of income. Capital appreciation is also an objective of the Trust but its achievement must be compatible with the primary objective.